Schedule of Acquired Finite-Lived Intangible Assets by Major Class (Details) - USD ($)	9 Months Ended	12 Months Ended
	Oct. 31, 2015	Jan. 31, 2015
Intangible Assets Schedule Of Acquired Finite-lived Intangible Assets By Major Class 1		$ 39,781
Intangible Assets Schedule Of Acquired Finite-lived Intangible Assets By Major Class 2		24,874
Intangible Assets Schedule Of Acquired Finite-lived Intangible Assets By Major Class 3		49,512
Intangible Assets Schedule Of Acquired Finite-lived Intangible Assets By Major Class 4		44,512
Intangible Assets Schedule Of Acquired Finite-lived Intangible Assets By Major Class 5		2
Intangible Assets Schedule Of Acquired Finite-lived Intangible Assets By Major Class 6		89,293
Intangible Assets Schedule Of Acquired Finite-lived Intangible Assets By Major Class 7		69,386
Intangible Assets Schedule Of Acquired Finite-lived Intangible Assets By Major Class 8		(45,137)
Intangible Assets Schedule Of Acquired Finite-lived Intangible Assets By Major Class 9		(29,509)
Intangible Assets Schedule Of Acquired Finite-lived Intangible Assets By Major Class 10		44,156
Intangible Assets Schedule Of Acquired Finite-lived Intangible Assets By Major Class 11		$ 39,877
Intangible Assets Schedule Of Acquired Finite-lived Intangible Assets By Major Class 1	$ 71,935
Intangible Assets Schedule Of Acquired Finite-lived Intangible Assets By Major Class 2	39,781
Intangible Assets Schedule Of Acquired Finite-lived Intangible Assets By Major Class 3	49,512
Intangible Assets Schedule Of Acquired Finite-lived Intangible Assets By Major Class 4	49,512
Intangible Assets Schedule Of Acquired Finite-lived Intangible Assets By Major Class 5	2
Intangible Assets Schedule Of Acquired Finite-lived Intangible Assets By Major Class 6	121,447
Intangible Assets Schedule Of Acquired Finite-lived Intangible Assets By Major Class 7	89,293
Intangible Assets Schedule Of Acquired Finite-lived Intangible Assets By Major Class 8	(49,512)
Intangible Assets Schedule Of Acquired Finite-lived Intangible Assets By Major Class 9	(45,137)
Intangible Assets Schedule Of Acquired Finite-lived Intangible Assets By Major Class 10	71,935
Intangible Assets Schedule Of Acquired Finite-lived Intangible Assets By Major Class 11	$ 44,156